Equity Incentive Plan - Activity in Restricted Stock Awards (Detail) - RSAs - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of RSAs
RSAs Outstanding, beginning of year	34,080	38,290	20,160
RSAs Granted	14,379	4,970	18,130
RSAs Vested		(9,180)
RSAs Forfeited or expired		0	0
RSAs Outstanding, end of period	48,459	34,080	38,290
Weighted Average Grant Date Fair Value
Weighted Average Grant Price Outstanding, Beginning of year	$ 12.88	$ 12.48	$ 12.00
Weighted Average Grant Price Outstanding, Granted	19.71	14.28	13.02
Weighted Average Grant Price, Vested		12.00
Weighted Average Grant Price, Forfeited or expired		0	0
Weighted Average Grant Price Outstanding, End of year	$ 14.90	$ 12.88	$ 12.48